Consolidated Statements Of Changes In Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Consolidated Statements Of Changes In Equity [Abstract]
Stock issuance costs	$ 268